Segment information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment information [Abstract]
Number of operating segments	3
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	$ 4,192		$ 4,041		$ 3,254
Depreciation and amortization	563		480		396
Operating Income - net income
Operating income	1,774		1,625		1,372
Unallocated items:
Total financial items	(103)		(294)		101
Income taxes	(189)		(159)		(120)
Gain on issuance of shares by subsidiary	0		0		0
Net income	1,482		1,172		1,353
Total assets	18,304		17,497
Goodwill	1,320		1,676		1,596
Total liabilities	12,002		11,560
Capital expenditures - fixed assets	2,543		2,368		1,369
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	4,192		4,041		3,254
Fixed assets - operating drilling units	11,223	[1]	10,795	[1]
Norway [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	966		1,393		1,235
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	966		1,393		1,235
Fixed assets - operating drilling units	2,007	[1]	1,321	[1]
UK [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	56		151		149
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	56		151		149
Fixed assets - operating drilling units	0	[1]	751	[1]
Brunei [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	54		66		42
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	54		66		42
Fixed assets - operating drilling units	38	[1]	210	[1]
Thailand [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	303		165		112
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	303		165		112
Fixed assets - operating drilling units	605	[1]	397	[1]
Malaysia [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	207		62		108
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	207		62		108
Fixed assets - operating drilling units	333	[1]	250	[1]
Congo [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	0		37		70
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	0		37		70
Nigeria [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	235		204		155
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	235		204		155
Fixed assets - operating drilling units	1,191	[1]	601	[1]
Australia [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	0		0		112
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	0		0		112
USA [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	202		186		147
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	202		186		147
Fixed assets - operating drilling units	496	[1]	515	[1]
Brazil [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	913		710		500
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	913		710		500
Fixed assets - operating drilling units	2,096	[1]	2,804	[1]
China [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	299		230		178
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	299		230		178
Fixed assets - operating drilling units	1,091	[1]	1,171	[1]
Indonesia [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	130		159		179
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	130		159		179
Fixed assets - operating drilling units	321	[1]	570	[1]
Philippines [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	0		109		54
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	0		109		54
Vietnam [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	157		150		105
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	157		150		105
Fixed assets - operating drilling units	336	[1]	521	[1]
Angola [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	337		182		27
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	337		182		27
Fixed assets - operating drilling units	979	[1]	1,020	[1]
Red Sea [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	0		68		1
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	0		68		1
Trinidad & Tobago [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	41		0		0
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	41		0		0
Fixed assets - operating drilling units	424	[1]	0	[1]
Saudi Arabia/Kuwait [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	127		69		0
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	127		69		0
Saudi Arabia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - operating drilling units	331	[1]	345	[1]
Mexico [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	49		0		0
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	49		0		0
Fixed assets - operating drilling units	605	[1]	0	[1]
Other [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	116		100		80
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	116		100		80
Fixed assets - operating drilling units	370	[1]	319	[1]
Floaters [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	2,694		2,264		1,864
Depreciation and amortization	358		301		261
Operating Income - net income
Operating income	1,328		1,140		912
Unallocated items:
Total assets	12,600		11,650
Goodwill	890		890
Total liabilities	8,274		8,092
Capital expenditures - fixed assets	1,805		1,330		936
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	2,694		2,264		1,864
Jack-up rigs [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	776		578		388
Depreciation and amortization	135		99		72
Operating Income - net income
Operating income	220		199		229
Unallocated items:
Total assets	4,200		3,538
Goodwill	281		281
Total liabilities	2,745		2,406
Capital expenditures - fixed assets	495		877		155
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	776		578		388
Tender Rigs [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	589		482		392
Depreciation and amortization	63		57		42
Operating Income - net income
Operating income	221		222		174
Unallocated items:
Total assets	1,504		1,322
Goodwill	149		149
Total liabilities	983		630
Capital expenditures - fixed assets	243		134		247
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	589		482		392
Well Services [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	133		717		610
Depreciation and amortization	7		23		21
Operating Income - net income
Operating income	5		64		57
Unallocated items:
Total assets	0		987
Goodwill	0		356
Total liabilities	0		432
Capital expenditures - fixed assets	0		27		31
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	$ 133		$ 717		$ 610

[1]	The fixed assets referred to in the table are the Company's operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.